Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	$ (3,221,526)	$ (5,119,146)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	9,059	8,114
Share-based compensation	571,210	401,869
Shares issued for consulting services	438,076	57,603
Accretion of interest on convertible debentures		5,203
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	38,724	(10,823)
Decrease (increase) in prepaid expenses and other current assets	54,779	(17,508)
Increase in accounts payable and accrued liabilities	257,967	367,202
Net cash used in operating activities	(1,851,711)	(4,307,486)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of equipment	(1,574)	(16,149)
Deposit for purchase of land	(170,000)
Cash paid for construction in progress		(1,286,079)
Net cash used in investing activities	(171,574)	(1,302,228)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of shares		7,939,528
Proceeds from exercise of warrants	666,878
Proceeds from long term loan	31,417
Payment of IPO costs	(93,495)
Share repurchased		(19,144)
Share issuance costs		(782,131)
Proceeds from issuance of convertible debt		372,634
Net cash provided by financing activities	604,800	7,510,887
Effect of exchange rate changes on cash	(86,996)	178,703
Change in cash	(1,505,481)	2,079,876
Cash, beginning of year	2,158,891	79,015
Cash, end of year	653,410	2,158,891
Supplemental cash flow information:
Cash paid during the period for interest
Cash paid during the period for income taxes
Supplemental disclosure of non-cash investing and financing transactions
Fair Value of Warrants		21,057
Preferred stock dividend paid in common shares	948,064
Unpaid amount related to construction in progress included in accounts payable	744,191	744,191
Conversion of Convertible Debt		377,921
Unpaid IPO costs	$ 297,437